13 Taxes (Details 1) R$ in Thousands	Dec. 31, 2020 BRL (R$)
DisclosureOfTaxesLineItems [Line Items]
Assets	R$ 2,268,280
Liabilities	(1,561,514)
2021 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	618,750
Liabilities	(108,316)
2022 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	223,243
Liabilities	94,626
2023 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	117,380
Liabilities	(110,243)
2024 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	80,174
Liabilities	(121,232)
2025 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	80,408
Liabilities	(92,592)
2026 to 2028 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	179,810
Liabilities	(257,513)
2029 to 2030 [member]
DisclosureOfTaxesLineItems [Line Items]
Assets	968,515
Liabilities	R$ (776,992)